UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22195
Legg Mason Permal Global Active Strategies TEI Fund
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 805-6024
Date of fiscal year end: March 31
Date of reporting period: September 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES TEI FUND
Consolidated Statement of Assets and Liabilities (unaudited)
As of September 30, 2008

Assets
Investment in the Master Fund	$11,349,860
Cash (Note 1)	169,592
Reimbursement from manager (Note 2)	67,577
Deferred offering costs (Note 1)	18,897
Interest receivable	58

Total assets	11,605,984

Liabilities

Payables:
Subscriptions due to Master Fund	183,270
Organization expenses (Note 1)	40,000
Servicing fees (Note 2)	39,632
Offshore Fund audit fees	7,600
Trustee fees	2,222
Accrued expenses and other liabilities	49,926

Total liabilities	322,650

Net Assets

Total Net Assets	$11,283,334

Net Assets Consist of

Paid-in capital	$12,500,000
Accumulated net investment loss	(92,308)
Net unrealized depreciation on investments	(1,124,358)

Total Net Assets	$11,283,334

Shares outstanding (50,000,000 shares authorized)	1,250,000

Net asset value per share	$9.0267

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES TEI FUND
Consolidated Statement of Operations (unaudited)
For the Period from June 16, 2008 (inception date) to September 30, 2008

Fund Income
Income allocated from Master Fund	$9,655
Interest	62

Total income	9,717

Fund Expenses

Expenses allocated from Master Fund	138,814
Organization expenses (Note 1)	55,000
Offering costs (Note 1)	41,833
Servicing fees (Note 2)	39,632
Accounting and administration fees (Note 2)	30,907
Audit and legal fees	17,213
Offshore Fund audit fees	7,600
Printing fees	4,333
Trustees fees	2,222
Custodian fees	524
Miscellaneous fees	1,111

Total expenses	339,189
Less: Fee waivers and/or expense reimbursements (Note 2)	(237,164)

Net expenses	102,025

Net investment loss	(92,308)

Unrealized Loss on Investments Allocated from Master Fund

Change in net unrealized appreciation/(depreciation) on investments	(1,124,358)

Net Decrease in Net Assets Resulting from Operations	$(1,216,666)

     See Notes to Financial Statements

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES TEI FUND
Consolidated Statement of Changes in Net Assets (unaudited)

For the Period from June 16, 2008
(inception date)
to September 30, 2008
Increase (Decrease) in Net Assets
Operations

Net investment loss	$(92,308)
Change in net unrealized appreciation/(depreciation) on investments	(1,124,358)

Net decrease in net assets resulting from operations	(1,216,666)

Capital Transactions

Proceeds from issuance of shares	12,500,000

Net Assets

Total increase in net assets	11,283,334
Beginning of period	—

End of period	$11,283,334

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES TEI FUND
Consolidated Statement of Cash Flows (unaudited)
For the Period from June 16, 2008 (inception date) to September 30, 2008

Cash Used for Operating Activities

Net decrease in net assets resulting from operations	$(1,216,666)

Adjustments to reconcile net increase in net assets resulting from operations to net cash used for by operating activities:
Net investment loss allocated from the Master Fund	129,159
Change in net unrealized (appreciation)/depreciation on investments	1,124,358
Increase in receivables and other assets	(86,531)
Increase in liabilities	322,650
Purchases of long-term securities	(12,669,592)
Sales of long-term securities	66,214

Net cash used for operating activities	(12,330,408)

Cash Provided by Financing Activities

Proceeds from issuance of shares	12,500,000

Net cash provided by financing activities	12,500,000

Cash

Net increase in cash	169,592
Cash at beginning of period	—

Cash at end of period	$169,592

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES TEI FUND
Consolidated Financial Highlights (unaudited)

For the Period from June 16, 2008
(inception date)
to September 30, 2008 (unaudited)
Per share operating performance: (For a share outstanding throughout the period)

Net asset value at beginning of period	$10.0000

Income from investment operations:
Net investment loss	(0.0738)
Net realized and unrealized loss from investments	(0.8995)

Total from investment operations	(0.9733)

Net asset value at end of period	$9.0267

Total return:

Total return(a)	(9.73%)

Ratios to average net assets:

Expenses gross of reimbursement (b) (c) (d)	8.31%

Expenses net of reimbursement (b) (c) (d)	2.50%

Net investment loss(b)	(2.26%)

Net assets, end of period (in thousands)	$11,283

(a)	Not annualized.

(b)	Annualized.

(c)	The expense ratio does not include expenses of the underlying funds in which the Master Fund invests.

(d)	Included in the expense ratios are the organization expenses, included organization expenses allocated from the Master Fund, and the offering costs related to the formation of the trusts. Without these organization expenses and offering costs, the gross and net expense ratios would have been 4.77% and 2.50%, respectively.
     See the financial statements of the Master Fund for the portfolio turnover of the Master Fund.
     See Notes to Financial Statements.

CONSOLIDATED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)
1. Significant Accounting Policies
Legg Mason Permal Global Active Strategies TEI Fund (the “TEI Fund”) is a statutory trust organized under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The TEI Fund will offer and sell Shares to tax-exempt and tax-deferred investors. The TEI Fund is a “feeder” fund in a “master-feeder” structure and invests substantially all of its assets in Legg Mason Permal Global Active Strategies Offshore TEI Fund, Ltd. (the “Offshore Fund”), a Cayman Islands exempted company limited by shares that has the same investment objective and strategies as the TEI Fund. The Offshore Fund in turn invests substantially all of its assets in the Legg Mason Permal Global Active Strategies Master Fund (the “Master Fund”) which has the same investment objective as the TEI Fund and the Offshore Fund. The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements. These financial statements are consolidated financial statements of the TEI Fund and the Offshore Fund. The following is a summary of significant accounting policies followed by the TEI Fund and the Offshore Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment valuation — The TEI Fund invests substantially all of its assets in the Offshore Fund, a Cayman Islands exempted company, and owns 100% of the beneficial interests of the Offshore Fund. The Offshore Fund records its investment in the Master Fund at fair value based on the most recently determined net asset value per share of the relevant series of the Master Fund. The value of such investments in the Master Fund reflects the TEI and the Offshore Funds’ proportionate interest (49.98% at September 30, 2008) in the net assets of the Master Fund. The performance of the TEI Fund is directly affected by the performance of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements, which are attached to this report. The TEI Fund and the Offshore Fund have the same investment objective and strategies as the Master Fund.
(b) Income taxes — The TEI Fund will be classified as a partnership for U.S. federal income tax purposes. No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.
(c) Investment transactions and investment income - Purchases and sales of securities held indirectly by the TEI Fund through the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on the accrual basis. In addition, the TEI Fund records its own investment income and operating expenses on an accrual basis.
(d) Cash balances — The TEI Fund maintains cash in a PNC Bank (“PNC”) interest-bearing money market account, which, at times, may exceed U.S. federally insured limits. The TEI Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the TEI Fund.
(e) Distributions — It is expected that distributions will generally not be made to investors (the “Shareholders”). However, the Board of Trustees has the right to cause distributions to be made in cash or in-kind to the Shareholders in its sole discretion.
(f) Use of estimates — The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

CONSOLIDATED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (Continued)
(g) Organization expenses and offering costs — Organization expenses include, among other things, the cost of formation of the trust, including the cost of legal services pertaining to the organization and formation of the trust. Offering costs include, among other things, legal fees and other costs pertaining to the preparation of the registration statement. The TEI Fund’s organization expenses were expensed by the TEI Fund upon commencement of operations. The TEI Fund’s offering costs are being amortized over a 12-month period. The TEI Fund’s direct organization expenses and offering costs were approximately $96,833.
(h) Recent accounting pronouncements — In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — and amendment of FASB Statement No. 133” (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161.
2. Related Party Transactions
Legg Mason Partners Fund Advisor, LLC (the “Manager”), a limited liability company formed under the laws of the State of Delaware, serves as investment manager of the day-to-day operations of the TEI Fund and the Master Fund. The Manager is registered with the U.S. Securities an Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). In consideration of the management and other services provided by the Manager to the Master Fund, the Master Fund pays the Manager an annual fee of 1.00% (the “Management Fee”) of the Master Fund’s average managed assets. The Management Fee is payable monthly. In addition, the TEI Fund pays the Manager an annual fee of 1.00% of its managed assets, excluding assets attributable to investments in the Master Fund. As long as the TEI Fund and the Offshore Fund invest all of its assets directly in the Master Fund, the TEI Fund will not directly pay an investment management fee to the Manager.
The Manager may waive and/or reimburse all or a portion of the Management Fee. Any waiver or reimbursement would benefit the Shareholders, as well as other investors in the Master Fund, on an equal and pro rata basis. There can be no assurance that the Manager will waive or reimburse any portion of the Management Fee. However,

CONSOLIDATED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (Continued)
pursuant to the Expense Limitation Agreement (as described below), the manager has agreed to limit each feeder fund’s total ordinary operating expenses through June 30, 2009.
In addition, the Manager may pay a portion of the remaining Management Fee to entities that assist in the distribution of shares and that may be affiliated with the Manager.
The Manager has entered into an agreement with the TEI Fund whereby it has agreed to waive and/or reimburse the TEI Fund’s expenses to the extent necessary to ensure that the TEI Fund’s annualized ordinary operating expenses will not exceed 2.50% (the “Expense Limitation Agreement”). The Expense Limitation Agreement will remain in effect through June 30, 2009 and may be renewed for additional periods. During the period ended September 30, 2008, the Manager has waived $30,381 of its fees and reimbursed the Fund in the amount of $206,783.
Permal Asset Management Inc. (the “Sub-Adviser”), a corporation formed under the laws of the State of Delaware, is the investment sub-adviser of the Master Fund. The Sub-Adviser is registered with the SEC as an investment adviser under the Advisers Act. Subject to the oversight of the Manager and the TEI Fund’s Board, the Sub-Adviser provides the day-to-day portfolio management with respect to the Master Fund’s assets.
The Sub-Adviser is a member of the Permal Group and is owned indirectly by Permal Group Ltd., a holding company of an international financial group of companies. Permal Group, Ltd. is a subsidiary of Legg Mason.
The Manager, and not the TEI Fund, will pay 70% of the net Management Fee it receives to the Sub-Adviser for the investment advisory and day-to-day portfolio management services the Sub-Adviser provides to the Master Fund.
Legg Mason Investor Services, LLC (“LMIS”) is the placement agent of the shares and serves in that capacity on a best-efforts basis, subject to various conditions. Investors may purchase Shares through the LMIS or through broker-dealers and intermediaries that have entered into agreements with LMIS (each a “Sub-Placement Agent”). LMIS or applicable Sub-Placement Agent will generally be entitled to receive a placement fee from each investor purchasing a share. The Placement Agent is an affiliate of the Manager and the Sub-Adviser. Investments in the TEI Fund are subject to a maximum placement fee of 2.50% of the amount invested.
Sub-Placement Agents may charge a fee for their services in conjunction with an investment in the TEI Fund and/or maintenance of investor accounts. These fees are in addition to the placement fee and may be substantial. Such a fee will be in addition to any fees (including the placement fee) charged or paid by the TEI Fund and will reduce the amount of an investor’s investment in the TEI Fund. The payment of any such fees, and their impact on a particular investor’s investment returns, would not be reflected in the returns of the TEI Fund. Investors should direct any questions regarding such fees to the relevant Sub-Placement Agent.
LMIS also acts as servicing agent to the TEI Fund, whereby it provides or procures certain investor servicing and administrative assistance. Investor servicing entails the provision of personal, continuing services to investors in the TEI Fund. LMIS may, in turn, retain the Sub-Placement Agents to assist with investor servicing and administrative assistance. The TEI Fund compensates LMIS for providing or procuring these services and, when LMIS employs the Sub-Placement Agents to provide such services, LMIS compensates such Sub-Placement Agents out of its own resources. The Manager, the Sub-Adviser or their affiliates also may pay a fee out of their own resources to Sub-Placement Agents for account servicing.
In consideration for its services as servicing agent, the TEI Fund pays LMIS a quarterly servicing fee (“Servicing Fee”) based on the average month-end net assets of the TEI Fund over the course of the applicable quarter. The Servicing Fee equals 1.00% (on an annualized basis) of the TEI Fund’s average month-end net assets, payable quarterly in arrears. LMIS may waive and/or reimburse all or a portion of the Servicing Fee. There can be no assurance that LMIS will waive or reimburse any portion of the Servicing Fee. However, pursuant to the Expense Limitation Agreement, the manager has agreed to limit the TEI Fund’s total ordinary operating expenses through June 30, 2009.
PNC Global Investment Servicing (“PNCGIS”) serves as the Fund Administrator. In consideration of the services provided by the Administator, the Fund pays a monthly fee at the annual rate 0.075% of the Fund’s aggregate beginning of the month net assets of the first $200 million, 0.06% of the Fund’s aggregate beginning of the month net assets of the next $200 million, and 0.04% of Fund’ aggregate beginning of the month net assets in excess of $400 million. The fund also pays the Administrator certain fixed fee for tax preparation and other services.
Substantially all of the investments in the TEI Fund, as of September 30, 2008, were made by a related party.

CONSOLIDATED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (Continued)
3. Investments
Cost of purchases of shares of the Master Fund for the period ended September 30, 2008 were $12,669,592.
Proceeds from sales of shares of the Master Fund for the period ended September 30, 2008 were $66,214.
As of September 30, 2008, the TEI and the Offshore Funds’ proportionate beneficial ownership of the Master Fund is 49.98%.
4. Fair Value Measurements:
The TEI Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the TEI Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the TEI Fund’s net assets as of September 30, 2008, is as follows:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	11,349,860

Total	$11,349,860

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities
Balance, as of June 16, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,253,517)
Net purchases (sales)	12,603,377
Net transfers in/out of Level 3	—

Balance, as of September 30, 2008	$11,349,860

5. Capital Share Transactions
The TEI Fund intends to accept initial and additional purchases of shares as of the first business day of each calendar month. An investor purchases shares in the TEI Fund and the shares are offered at their net asset value. The minimum initial investment for each investor is $50,000 (net of any distribution fees) and the minimum additional investment is $25,000. An investor’s subscription for shares is irrevocable by the investor and will generally require the investor to maintain its investment in the TEI Fund until such time as the TEI Fund offers to repurchase the shares in a tender offering. No Shareholder (or other person holding a share or a portion of a share acquired from a Shareholder) will have the right to require the TEI Fund to redeem any of its shares. The TEI Fund may, from time to time, repurchase shares from Shareholders pursuant to written tenders by Shareholders and on those terms and conditions as the Board of Trustees may determine in its sole discretion.

CONSOLIDATED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (Continued)
Transactions in capital shares were as follows:

For the Period Ended		Dollar
September 30, 2008	Shares	Amount

Shares sold	1,250,000	$12,500,000

Net increase	1,250,000	$12,500,000

6. Risk Factors
An investment in the TEI Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The TEI Fund allocates assets to the Offshore Fund. The Offshore Fund allocates assets to the Master Fund. The Master Fund allocates its assets to investment managers (the “Portfolio Managers”) and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

CONSOLIDATED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (Continued)
Other Information (unaudited)
The TEI Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Forms N-Q may also be obtained upon request and without charge by calling (212) 805-6024.
Information on how the TEI Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (212) 805-6024 and on the SEC’s web site at www.sec.gov.

Board approval of management and subadvisory agreements (unaudited)
At an in-person meeting (the “Organization Meeting”) of the Board of Trustees (the “Board”) of Legg Mason Permal Global Active Strategies Fund (the “Fund”) held on April 17, 2008, the Board received a proposal from Legg Mason, Inc. (“Legg Mason”) to launch a series of funds of hedge funds registered under the Investment Company Act of 1940 (the “1940 Act”), including the Fund. As part of this proposal, the Board at the Organization Meeting considered the initial approval for a two-year period of the Fund’s management agreement (the “Fund Management Agreement”), pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services. The Fund intends to pursue its investment objective by investing under normal circumstances all or substantially all of its assets in a Cayman Islands exempted company which, in turn, invests all or substantially all of its assets in the Legg Mason Permal Global Active Strategies Master Fund (the “Master Fund”). Through its indirect investment of all or substantially all of its assets in the Master Fund, the Fund provides access to a broad range of investment strategies and asset categories, investment managers and overall asset allocation services typically available on a collective basis to larger institutions. The Manager also provides investment advisory and administrative services to the Master Fund pursuant to a management agreement (the “Master Fund Management Agreement”), and its affiliate, Permal Asset Management Inc. (the “Sub-Adviser”), provides day-to-day management of the Master Fund’s portfolio pursuant to a sub-advisory agreement with the Manager (the “Sub-Advisory Agreement”). (The Master Fund Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Master Fund Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason. The Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Fund Management Agreement and the Master Fund Agreements. A presentation made by the Manager and the Sub-Adviser at the Organization Meeting encompassed the Fund, the Master Fund and Legg Mason Permal Global Active Strategies Fund, a fund of hedge funds registered under the 1940 Act, which also intends to invest all or substantially all of its assets directly in the Master Fund.
Nature, Extent and Quality of the Services to be provided to the Fund under the Fund Management Agreement and Sub-Advisory Agreement
The Board received and considered information regarding the nature, extent and quality of the respective services to be provided to the Fund and its shareholders and to the Master Fund by the Manager and the Sub-Adviser under the Fund Management Agreement and the Master Fund Agreements. The Trustees also considered the Manager’s supervisory responsibilities in respect of the Sub-Adviser. The Board noted that the Fund and the Master Fund are newly organized and have no operating history but took into consideration its knowledge gained and information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds under the supervision of the Board, including the Manager’s coordination and oversight of the activities of sub-advisers and other service providers to those funds. The Board reviewed information received from the Manager and the Fund’s Chief

Board approval of management and subadvisory agreements (unaudited) continued
Compliance Officer (the “CCO”) regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and reviewed the investment program of the Sub-Adviser with the CCO.
As newly organized funds, the Fund and the Master Fund had no historical performance information available at the time of the Organization Meeting for the Board to consider in its evaluation of the terms and conditions of the Fund Management Agreement and the Master Fund Agreements. The Board reviewed the investment objectives and policies of the Fund and the Master Fund (which are identical) with the Manager and the Sub-Adviser and the qualifications, backgrounds and responsibilities of the senior personnel of the Fund and the Master Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Master Fund. The Board members discussed with representatives of the Manager and the Sub-Adviser the Sub-adviser’s experience and capabilities in the management of funds and investment vehicles comparable to the Fund and the Master Fund and also discussed the Sub-adviser’s compliance capabilities. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to be employed by the parent organization of the Manager and the Sub-Adviser, Legg Mason, for the benefit of the Fund and the Master Fund.
The Board also considered the division of responsibilities between the Manager and the Sub-Adviser for the Master Fund and the oversight to be provided by the Manager.
The Board reviewed with the Manager the proposed placement arrangements for the Fund’s shares and the third-party distribution capabilities of the Legg Mason organization. The proposed shareholder servicing agreement also was reviewed by the Board with the Manager.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of the respective services expected to be provided by the Manager under the Management Agreement and by the Manager and the Sub-Adviser under the Master Fund Agreements.
Management Fees, Expense Ratios and Profitability
The Board reviewed and considered the contractual management fee (the “Fund Contractual Management Fee”) payable by the Fund to the Manager under the Fund Management Agreement and the contractual management fee (the “Master Fund Contractual Management Fee”) payable by the Master Fund to the Manager under the Master Fund Management Agreement in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager to the Fund and by the Manager and the Sub-Adviser to the Master Fund. The Board noted that the Fund will not pay a management fee with respect to assets invested in the Master Fund directly, but will bear a pro rata portion of the Master Fund Contractual Management Fee. In the case of the Master Fund, the Board noted that the Manager, and not the Master Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser would not increase the fees and expenses to be incurred by the Master Fund (or, indirectly, the Fund). The Board also noted that the Manager will provide the Fund and the Master Fund with regulatory compliance and administrative services, office facilities and officers (including the chief financial, chief legal and chief compliance officers),

Board approval of management and subadvisory agreements (unaudited) continued
and that the Manager will coordinate and oversee the provision of services to the Fund and the Master Fund by other fund service providers, including the Sub-Adviser.
Management also discussed with the Board the Fund’s proposed distribution arrangements, including how amounts to be received by the Fund’s distributors would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund Contractual Management and Master Fund Contractual Management Fees on a gross basis with those of a group of comparable funds and investment vehicles. The Board obtained confirmation from the Manager that the fees and expenses of the Fund and the Master Fund are in line with those of comparable funds and investment vehicles. The Manager discussed the expected expense ratio of the Fund and the Master Fund and the costs of organization. The Board noted a proposal by the Manager to provide the Fund with an expense waiver/reimbursement agreement (the “Expense Cap”) “capping” the Fund’s annualized ordinary operating expenses at 2.5% through June 30, 2009, excluding extraordinary expenses, any costs of leverage or interest payable by the Fund and any fees attributable to the underlying funds in the Master Fund’s portfolio. As newly organized funds, the Board noted that neither the Fund nor the Master Fund had historical profitability information available for the Board to consider at the time of the Organization Meeting but the Board received and reviewed with the Manager pro forma information regarding the projected profitability to the Manager of its services to the Fund and the Master Fund. Under the circumstances, the Board concluded that the profitability projected in the pro forma information was reasonable, but did not give such information significant weight in its evaluations.
Economies of Scale
The Board noted that the Manager, in neither the Fund Contractual Management Fee nor the Master Fund Contractual Management Fee, incorporates breakpoints to reflect the potential for reducing the Fund Contractual Management Fee or the Master Fund Contractual Management Fee as assets grow. The Board noted that, as newly organized funds, there was uncertainty regarding the ability of the Fund, and therefore the Master Fund, to attract assets and the rate of asset growth that will be achieved. The Board again noted the proposal by the Manager to provide the Expense Cap. In light of the uncertainties as to the growth of assets and the Manager’s agreement to provide the Expense Cap, the Board concluded the Fund Contractual Management Fee structure and the Master Fund Contractual Management Fee structure each is appropriate at this time.
Taking all of the above into consideration, the Board determined that the Fund Contractual Management Fee and the Master Fund Contractual Management Fee were reasonable in light of the expense information presented and the nature, extent and quality of the services expected to be provided under the Fund Management Agreement and the Master Fund Agreements.
Other Benefits to the Manager
The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the

Board approval of management and subadvisory agreements (unaudited) continued
expected costs of providing investment management and other services to the Fund and the Master Fund and the Manager’s commitment to the Fund and the Master Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.
Based on their discussions and considerations, including those described above, the Board, including the Independent Trustees, approved the Fund Management Agreement and the Master Fund Agreements.
No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Fund Management Agreement and the Master Fund Agreements.

ITEM 2. CODE OF ETHICS.
 Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
 Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
 Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
 Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
 Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
 Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
 None.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
 Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Permal Global Active Strategies TEI Fund

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Permal Global Active Strategies TEI Fund
Date: December 8, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Permal Global Active Strategies TEI Fund
Date: December 8, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Permal Global Active Strategies TEI Fund
Date: December 8, 2008